Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

Note 10 - RELATED PARTY BALANCES AND TRANSACTIONS

1) Related parties balances

	Note	December 31, 2022	December 31, 2021
Interest receivable - related party
Guangzhou Tiancheng Capital Management Group Co., Ltd.	(a)	$-	$4,825

Accounts payable - related party
Shaanxi Tiancheng Enterprise Management Consulting Co., Ltd.	(b)	$-	$1,285

Due to related parties
Mr. Ruilin Xu (the Company’s Chief Executive Officer)		$30,592	$85,784
Mr. Siqi Cao (the Company’s Director)	(c)	1,098,413	-
		$1,129,005	$85,784

(a)	Guangzhou Tiancheng Capital Management Group Co., Ltd. (“Tiancheng Capital”) is the former shareholder of Tiancheng Jinhui from June 18, 2020 to June 30, 2022. The Company provided advisory and transaction services for Tiancheng Capital.

(b)	Shaanxi Tiancheng Enterprise Management Consulting Co., Ltd. is one of the Company’s suppliers, and Tiancheng Capital held 52% equity interest in the party until December 8, 2021.

(c)	Mr. Siqi Cao, a Director of the Company, paid certain professional fees on behalf the Company.

The above balances are due on demand, interest-free and unsecured. The Company used the funds for its operations.

2) Related party transactions

Name of related parties		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Revenues
Guangzhou Tiancheng Capital Management Group Co., Ltd.	(a)	-	1,025,937	717,091
Guangzhou Tiantinghui Enterprise Management Consulting Co., Ltd.	(e)	-	-	81,985
Tiancheng New Retail Investment Holding (Guangdong) Co., Ltd.	(d)	-	-	8,174
		$-	$1,025,937	$807,250

Cost of revenues
Tiancheng New Retail Investment Holding (Guangdong) Co., Ltd.	(d)	-	1,289	-
Shaanxi Tiancheng Enterprise Management Consulting Co., Ltd.	(b)	-	1,257	-
Guangzhou Tiantinghui Enterprise Management Consulting Co., Ltd.	(e)	-	-	127,387
		$-	$2,546	$127,387
Selling expense
Tiancheng New Retail Investment Holding (Guangdong) Co., Ltd.	(d)	$-	$1,302	$-

Interest income
Guangzhou Tiancheng Capital Management Group Co., Ltd.	(a)	$-	$4,767	$-

(d)	Tiancheng New Retail Investment Holding (Guangdong) Co., Ltd. is one of the Company’s suppliers, and Tiancheng Capital holds 51% equity interest in the party since March 3, 2020.

(e)	Mr. Ruilin Xu, the Company’s Chief Executive Officer, held 70% equity interest in Guangzhou Tiantinghui Enterprise Management Consulting Co., Ltd. (“Tianting”) until October 14, 2020. Tianting is one of the Company’s suppliers before October 2020. The Company has been providing advisory and transaction services for Tianting since November 2020 .